TAXES ON INCOME (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry forward	$ 76,570	$ 79,860
Research and Development	5,749	3,843
Other temporary differences mainly relating to reserve and allowances	25,817	28,012
Deferred tax asset before valuation allowance	108,136	111,715
Valuation allowance	(107,148)	(110,371)
Deferred tax asset	988	1,344
Deferred tax liabilities:
Other temporary differences	(141)
Deferred tax asset, net	$ 847	$ 1,344